Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 198,192	$ 352,254
Prepaid expenses		8,076
Total Current Assets	198,192	360,600
Cash and marketable securities held in Trust Account	13,545,503	110,149,122
Total Assets	13,743,695	110,509,722
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities – Accounts payable and accrued expenses	883,176	5,723
Commitments
Ordinary shares subject to possible redemption, 767,392 and 10,344,550 shares at redemption value at December 31, 2020 and 2019, respectively	7,860,513	105,503,991
Shareholders’ Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,650,004 and 3,550,450 shares issued and outstanding (excluding 767,392 and 10,344,550 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	365	355
Additional paid-in capital	3,849,880	3,266,203
Retained earnings	1,149,761	1,733,450
Total Shareholders’ Equity	5,000,006	5,000,008
Total Liabilities and Shareholders’ Equity	$ 13,743,695	$ 110,509,722